Income Taxes - Calculation of Effective Tax Rate (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Income (loss) before income taxes			$ 524	$ (233)		$ 609
Income tax (expense) benefit			$ (251)	$ 70		$ (284)
Effective tax rate			47.90%	30.00%		46.60%
Effective tax rate at federal statutory rate			35.00%	35.00%	35.00%	35.00%		35.00%	35.00%
Predecessor
Income (loss) before income taxes					$ 184		$ 21,584	$ (653)		$ (5,556)	$ (8,549)
Income tax (expense) benefit	$ (2)	$ (85)			$ 3		$ 1,267	$ (3)		$ 879	$ 2,320
Effective tax rate					(1.60%)		(5.90%)	(0.50%)		15.80%	27.10%
Effective tax rate at federal statutory rate							35.00%			35.00%	35.00%